3. Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Significant accounting policies
3.	Significant accounting policies

The main significant accounting policies and practices are described in each corresponding explanatory note, except for those below that are related to more than one explanatory note. Accounting policies and practices have been consistently applied to the years presented in the Group's consolidated financial statements.

3.1.	Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity

Financial assets are recognized when the Group becomes party to the contractual provisions of the instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Group transfers the contractual rights to receive the cash flows of the financial asset.

(i)	Classification and measurement of financial assets

According to IFRS 9, on initial recognition, a financial asset is classified as measured: at amortized cost; fair value through other comprehensive income (“FVOCI”) - or fair value through profit or loss (“FVPL”).

The classification of financial assets according to IFRS 9 is generally based on the business model in which a financial asset is managed and on its contractual cash flow characteristics.

A derivative embedded with a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at FVPL:

•	It is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	Its contractual terms give rise, on specified date, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as measured at FVPL:

•	It is held within a business model with the objective of either receipt of contractual cash flows or sale of financial assets; and

•	Its contractual terms give rise on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32, Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

 Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment. Group has not investments classified in OCI.

 Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. This includes all derivative financial assets.

A financial asset (unless it refers to trade receivables without a significant component of financing that is initially measured at the transaction price) is initially measured at fair value, plus, for an item that is not measured at FVPL, any transaction costs directly attributable to its acquisition.

(ii)	Subsequent measurement of financial assets

Financial assets measured at FVPL - Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of operation.

Financial assets at amortized cost - Financial assets at amortized costs are subsequently measured using the effective interest rate method. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets at FVOCI - For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of operation and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

(iii)	Impairment of financial assets

IFRS 9 replaces the “incurred loss” model of IAS 39 with an expected credit losses model. The new impairment loss model applies to financial assets measured at amortized cost, contractual assets and debt instruments measured at FVOCI, but does not apply to investments in equity instruments (shares) or financial assets measured at FVPL.

According to IFRS 9, provisions for losses are measured at one of the following bases:

•      Credit losses expected for 12 months (general model): these are credit losses that result in possible default events within 12 months from the balance sheet date. For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL- “Expected Credit Loss”).

•      Full lifetime expected credit losses (simplified model): these are credit losses resulting from all possible default events over the expected term of a financial instrument.

•      Practical expedient: these are expected credit losses that are consistent with reasonable and sustainable information available, at the balance sheet date about past events, current conditions and forecasts of future economic conditions, which enable the verification of probable future loss based on the historical credit loss occurred in accordance with the maturity.

The Group chose to measure provisions for losses from accounts receivable, other receivables, and contractual assets at an amount that equals to the credit loss expected for the entire term, and for trade receivables, whose portfolio of receivables is fragmented, rents receivable, wholesale accounts receivable and accounts receivable from freight companies, the practical expedient was applied through the adoption of a matrix of losses for each maturity range.

When determining whether the credit risk of a financial asset increased significantly since its initial recognition and while estimating the expected credit losses, the Group takes into account reasonable and sustainable information that is relevant and available free of cost or excessive effort. This includes quantitative and qualitative information and analysis, based on the Company’s historical experience, during credit assessment and considering information about projections.

The Group assumes that the credit risk of a financial asset increased significantly if the asset is overdue more than 90 days.

The Group considers a financial asset as in default when:

•      it is less likely that the debtor will fully pay its obligations to the Group, without considering actions such as execution of guarantees (if any), or

•      the financial asset is overdue more than 90 days.

The Group determined the credit risk of a debt security by analyzing the payment history, financial and macroeconomic conditions of the counterparty and the assessment of rating agencies, when applicable, thereby assessing each debt security individually.

The maximum period considered when estimating the expected credit loss is the maximum contractual period during which the Group is exposed to the credit risk.

Measurement of expected credit losses – Expected credit losses are estimated based on weighted probability of credit losses based on historical losses and projections of related assumptions. Credit losses are measured at present value based on all cash insufficiencies (i.e. the differences between the cash flows owed to the Company according to contracts and the cash flows the Company expects to receive).

Expected credit losses are discounted by the effective interest rate of the financial asset.

Financial assets with credit recovery problems – On each reporting date, the Group evaluates whether the financial assets recorded at amortized cost and the debt securities measured at FVOCI have any indication of impairment. A financial asset shows “indication of impairment loss” in the occurrence of one or more events with negative impact on the estimated future cash flows of the financial asset.

Presentation of impairment loss – Provision for losses on financial assets measured at amortized cost is deducted from the gross carrying amount.

For financial instruments measured at FVOCI, the provision for losses is recognized in OCI, instead of deducting the carrying amount of the asset.

Impairment losses related to trade receivables and other receivables, including contractual assets, are presented separately in the statement of operations and OCI. Impairment of other financial assets is reported under “selling expenses”.

Accounts receivable and contractual assets – The Company considers the model and some of the assumptions used in the calculation of these expected credit losses as the main sources of uncertainty in the estimate.

The positions within each group were segmented based on common credit risk characteristics, such as:

•          Credit risk level and historical losses – for wholesale clients and property rental; and

•          Delinquency status, default risk and historical losses – for credit card operators and other clients.

(iv)	Initial recognition and measurement of financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, and derivative financial instruments.

(v)	Subsequent measurement of financial liabilities

The measurement of financial liabilities depends on their classification, as described below:

•	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

 Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

 Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.

 Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

The Group has not designated any financial liability as at fair value through profit or loss.

•	Loans and borrowings

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.

This category generally applies to interest-bearing loans and borrowings. For more information, refer to Note 18.

(vi)	Derecognition of financial assets and liabilities

A financial asset (or, as the case may be, part of a financial asset or part of a group of similar financial assets) is derecognized when:

• The rights to receive cash flows from the asset have expired; or

• The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards related to the asset; or (b) the Group has neither transferred nor retained substantially all the risks and rewards related to the asset, but has transferred control over the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a “pass through” arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of it continued involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations retained by the Group.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender, on substantially different terms, or the terms of an existing liability are substantially modified, such exchange or modification is treated as the derecognition of the original liability and recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss. When there is a debt modification impacting interest rate the impact is recorded in profit or loss, except, if it is a fee in the modification, over which the impact on profit or loss will follow the effective interest rate.

(vii)	Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention of settling them on a net basis, to realize the assets and settle the liabilities simultaneously.

(viii)	Derivative financial instruments

The Company uses derivative financial instruments to limit the exposure to fluctuations not related to the local market such as interest rate and exchange rate swaps. These derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value at the end of each reporting period. Derivatives are accounted for as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. The gains or losses arising from changes in the fair value of derivatives are recognized as financial income or expenses.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it intends to apply hedge accounting and its objective and risk management strategy for contracting the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the effectiveness of the changes in the hedging instrument’s fair value in offsetting the exposure to changes in the fair value of the hedged item or cash flow attributable to the hedged risk. These hedges are expected to be highly effective in offsetting changes in the fair value or cash flow and are assessed on an ongoing basis to determine if they have been highly effective throughout the periods for which they were designated.

The following are recognized as fair value hedges:

•	The change in the fair value of a derivative financial instrument classified as fair value hedging is recognized as financial result. The change in the fair value of the hedged item is recorded as a part of the carrying amount of the hedged item and is recognized in the statement of operations;

•	In order to calculate the fair value, debts and swaps are measured through rates available in the financial market and projected up to their maturity date. The discount rate used in the calculation by the interpolation method for borrowings denominated in foreign currency is developed through CDI curves, free coupon and DI, indexes disclosed by the B3 (the Brazilian Securities, Commodities and Futures Exchange), whereas for borrowings denominated in Reais, the Company uses the DI curve, an index published by the CETIP (Securities Custodial and Clearing Center) and calculated through the exponential interpolation method.

The Company uses financial instruments only to hedge identified, risks limited to 100% of the value of these risks. Derivative instruments transactions are exclusively used to reducing the exposure to the risk of changes in interest rates and foreign currency fluctuation and maintaining a balanced capital structure.

(ix)	Cash flow hedge

Derivative instruments are recorded as cash flow hedge, using the following principles:

•	The effective portion of the gain or loss on the hedge instrument is recognized directly in stockholders’ equity in other comprehensive income. In case the hedge relationship no longer meets the hedging ratio but the objective of management risk remains unchanged, the Group should “rebalance” the hedge ratio to meet the eligibility criteria.

•	Any remaining gain or loss on the hedge instrument (including arising from the "rebalancing" of the hedge ratio) is ineffective, and therefore should be recognized in profit or loss.

•	Amounts recorded in other comprehensive income are immediately transferred to the statement of operations together with the hedged transaction by affecting the statement of operations, for example, when the hedge financial income or expense is recognized or when a forecast sale occurs. When the hedged item is the cost of a non-financial asset or liability, the amounts recorded in equity are transferred to the initial carrying amount of the non-financial asset or liability.

•	The Company should prospectively discontinue hedge accounting only when the hedge relationship no longer meets the qualification criteria (after taking into account any rebalancing of the hedge relationship).

•	If the expected transaction or firm commitment is no longer expected, amounts previously recognized in OCI are transferred to the statement of operations. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its hedge classification is revoked, gains or losses previously recognized in comprehensive income remain deferred in equity in other comprehensive income until the expected transaction or firm commitment affect the profit or loss.

(x)	Present value adjustment of monetary assets and liabilities

The long-term assets and liabilities are adjusted to their present value, calculated considering the contractual cash flows and the respective interest rate, explicit or implicit. Short-term assets and liabilities are not adjusted to present value.

3.2.	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transaction qualifies for recognition.

Assets and liabilities denominated in foreign currencies are translated into Brazilian Reais, using the spot exchange rate at the end of each reporting period. Gains or losses on changes in exchange rate variations are recognized as financial income or expense.

3.3.	Classification of assets and liabilities as current and non-current

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

An asset is current when it is:

•	expected to be realized or intended to be sold or consumed within twelve months from the end of the reporting periods
•	held primarily for the purpose of trading
•	expected to be realized within twelve months after the reporting period or
•	cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when it is:

•        expected to be settled within twelve months from the end of the reporting periods

•	held primarily for the purpose of trading
•	due to be settled within twelve months after the reporting period or
•	there is no unconditional right to defer the settlement of the liability for at least twelve months after
•	the reporting period are classified as current liabilities.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as “non-current” and presented net when appropriate in accordance with the provisions of IAS 12.

3.4.	Foreign operations

For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

On consolidation, the financial statements of foreign operations are translated into Brazilian Reais, as follows:

•	Assets and liabilities, including goodwill, are translated into Brazilian Reais at the exchange rate prevailing at the reporting date.

•	The statements of operation are translated into Brazilian Reais using the average rate for the period except when significant fluctuations in the exchange rate occurs, in which case, the rate at the transaction date is used.

•	Equity accounts are maintained at the historical balance in Reais.

The exchange rate differences arising from the translation are recognized in other comprehensive income (“OCI”). When a foreign operation is disposed of, the component of OCI related to that particular foreign operation is reclassified to profit or loss.

3.5.	Hyperinflation

Starting from September 2018, Argentina has been considered a hyperinflationary economy. As per IAS 29 – Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, equity items and the statement of operation of the indirect subsidiary Libertad, headquartered in Argentina, a direct subsidiary of Éxito, whose functional currency is the Argentinean peso, are being adjusted so that amounts are reported in the monetary measurement unit at the end of the reporting period. This unit, considers the effects measured by the Consumer Price Index (“IPC”) in Argentina starting January 1, 2017 and Argentina’s Domestic Retail Price Index (“IPIM”) up to December 31, 2016. Consequently, as required by IAS 29, the operating results of the indirect subsidiary Libertad must be considered as highly inflationary starting from September 1, 2018 (start of the period in which a hyperinflationary scenario was identified).

3.6.	Accounting for equity interests at cost deriving from corporate restructuring under common control

For certain restructuring transactions that occurred in previous years, the Group recorded, at historical cost, the interests deriving from corporate restructuring under common control without economic substance. The difference between the historical cost and the acquiring value was recorded as shareholders’ equity, when the interest acquired is from companies under common control. Such transactions are not in the scope of IFRS 3.